Expense Example - Simplify National Muni Bond ETF - Simplify National Muni Bond ETF	May 18, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 53
Expense Example, with Redemption, 3 Years	167
Expense Example, with Redemption, 5 Years	291
Expense Example, with Redemption, 10 Years	$ 653